Segmented Information (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure Of Operating Segments [Abstract]
Disclosure of Selected Financial Information by Geographical Segment

The Company operates in three reportable geographical and one operating segment.  Selected financial information by geographical segment is as follows:

April 30, 2022	Mexico	Canada	USA	Total
Exploration & evaluation assets	$5,021	$61	$—	$5,082
Right of use assets	738	156	—	894
Mining interest, plant and equipment	29,798	22	—	29,820
Deferred tax asset	279	3,069	—	3,348

April 30, 2021	Mexico	Canada	USA	Total
Exploration & evaluation assets	$4,088	$—	$—	$4,088
Right of use assets	771	208	—	979
Mining interest, plant and equipment	29,387	17	—	29,404
Reclamation bonds	—	—	165	165
Deferred tax asset	434	2,912	—	3,346